Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories

	December 31, 2021	December 31, 2020
Raw materials and consumables	$22,395	$11,879
Work-in-progress	19,795	8,330
Finished goods	5,350	3,746
Service inventory	3,978	4,567
	$51,518	$28,522